Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation
Note 18 - Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation
In association with the January 2017 holding company reorganization, no substantive change occurred with regard to the Company’s business segments on the whole. Centuri operations remain part of continuing operations of the controlled group of companies, and financial information related to Centuri continues to be included in the consolidated financial statements of the Company. While Centuri has since expanded its footprint with the Linetec and Neuco acquisitions (See Note 19 - Business Acquisitions), its core business has remained consistent.
As part of the holding company reorganization, however, Centuri is no longer a subsidiary of Southwest; whereas historically, Centuri had been a direct subsidiary of Southwest. To give effect to this change, the consolidated financial statements related to Southwest, which are separately included in this report, depict Centuri-related amounts as discontinued operations for periods prior to January 2017.

Due to the discontinued operations accounting reflection, the following table presents the major income statement components of discontinued operations – utility infrastructure services reported in the Consolidated Income Statements of Southwest for the period prior to the beginning of 2017:
Results of Utility Infrastructure Services

Year Ended December 31,
2016
(Thousands of dollars)
Utility infrastructure services revenues	$1,139,078
Operating expenses:
Utility infrastructure services expenses	1,024,423
Depreciation and amortization	55,669
Operating income	58,986
Other income (deductions)	1,193
Net interest deductions	6,663
Income before income taxes	53,516
Income tax expense	19,884
Net income	33,632
Net income attributable to noncontrolling interests	1,014
Discontinued operations – utility infrastructure services – net income	$32,618